Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Cash and cash equivalents
10	Cash and cash equivalents

	As of 31 December
	2025	2024
	USD	USD
Cash at banks	4,414,456	4,958,983
	4,414,456	4,958,983

For the purpose of the consolidated statement of cash flow, cash and cash equivalents comprise the following:

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Cash at banks and on hand attributable to continued operations	4,414,456	4,958,983	2,922,755
Cash at banks and on hand attributable to discontinued operations (Note 30)	—	1,522	1,261
	4,414,456	4,960,505	2,924,016